LOOMIS SAYLES FUNDS I

May 5, 2025

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Loomis Sayles Funds I

(File Nos.: 333-22931 and 811-08282)

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the Prospectus and Statement of Additional Information, each dated May 1, 2025, for the Loomis Sayles Bond Fund and Loomis Sayles Investment Grade Fixed Income Fund, each a series of Loomis Sayles Funds I, do not differ from that contained in Post-Effective Amendment No. 81 that was filed electronically on April 29, 2025.

Please direct any questions or comments on the enclosed materials to me at (617) 449-2818.

Very truly yours,

/s/ Jan Ryu Koo
Jan Ryu Koo
Assistant Secretary